AOG Institutional Fund
Schedule of Investments (Unaudited)
December 31, 2023
Shares		Fair Value
	CLOSED-END FUNDS - 27.1%
	DEBT AND CREDIT FUNDS - 12.3%
88,214	Apollo Diversified Credit Fund, Class I (a)	$ 1,914,239
243,013	Carlyle Tactical Private Credit Fund, Class N (a)	2,048,603
79,558	CION Ares Diversified Credit Fund, Class I (a)	1,995,314
185,529	Cliffwater Enhanced Lending Fund, Class I (a)	1,990,723
		7,948,879
	PRIVATE EQUITY FUNDS - 11.1%
79,889	Ares Landmark Private Markets Fund, Institutional Class (a)(c)	2,248,887
46,200	Stepstone Private Markets Fund, Class I (a)(c)	2,281,840
5,040	The Private Shares Fund, Class I (a)(c)	194,142
86,836	Variant Alternative Income Fund, Institutional Class (a)	2,458,319
		7,183,188
	REAL ESTATE FUNDS - 3.7%
13,233	Bluerock Total Income+ Real Estate Fund, Class I (a)	400,029
90,991	Brookfield Real Assets Income Fund, Inc.	1,165,595
117,577	CBRE Global Real Estate Income Fund	638,443
7,211	KKR Real Estate Select Trust, Inc., Class I (a)	194,705
		2,398,772

	TOTAL CLOSED-END FUNDS (Cost - $17,274,744)	17,530,839

	PRIVATE DEBT AND CREDIT INVESTMENTS - 19.0%
	BUSINESS DEVELOPMENT COMPANIES - 9.9%
84,842	Apollo Debt Solutions BDC, Class I (a)	2,077,771
95,585	Barings Private Credit Corporation, Investor Class (a)(d)	1,992,941
64,514	Carlyle Secured Lending III (a)(d)	1,347,049
40,984	HPS Corporate Lending Fund, Class I (a)	1,026,639
		6,444,400
	PRIVATE DEBT AND CREDIT FUNDS - 9.1%
1	LEONID Opportunities Fund, Class I (a)(d)(e)	1,893,215
4,000	PayJoy Asset Fund LLC, Class B (a)(d)(e)	4,000,000
		5,893,215

	TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $12,350,000)	12,337,615

	PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 25.2%
	PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 17.0%
1	Alpha Partners Fund III, LP (a)(b)(c)(d)	268,319
29,611	CPG Carlyle Commitments Fund, LLC, Class I (a)(c)	974,800
1	iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)	1,049,133
60,891	iDirect Private Markets Fund, Class I (a)(c)	2,189,039
1	Mercer Private Investments Partners VII, LP (a)(b)(c)(d)	4,308,344
140,650	Pomona Investment Fund, Class I (a)(c)	2,191,324
		10,980,959
	PORTFOLIO COMPANIES - 8.2%
1	Alpha Sentinel Associates, LLC, Series I (a)(c)(d)(e)	483,092
153,850	Aspiration Partners, Inc. (a)(c)(d)(e)	1,736,966
1	ICON Ark Co-Investment LP (a)(b)(c)(d)	871,634
5	PMG Legal LLC (a)(c)(d)(e)	500,000
1	Preservation Capital Partners Strategic Opportunities I LP (a)(c)(d)	1,739,618
		5,331,310

	TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $14,927,021)	$ 16,312,269

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2023
Shares					Fair Value
		REAL ESTATE INVESTMENT TRUSTS - 9.0%
		PRIVATE REAL ESTATE INVESTMENT TRUSTS - 4.5%
1		AOGFX REIT, LLC (c)(e)(f)			$ 100
105,419		Arctrust III, Inc. (a)(d)(e)			1,200,580
107,660		Cottonwood Communities (a)			1,558,416
5,989		Starwood NAV REIT (a)			143,126
					2,902,222
		PUBLIC REAL ESTATE INVESTMENT TRUSTS - 4.5%
11,570		Americold Realty Trust, Inc.			350,224
1,861		AvalonBay Communities, Inc.			348,416
8,169		Equity Residential			499,616
9,380		First Industrial Realty Trust, Inc.			494,045
10,204		Invitation Homes, Inc.			348,058
1,996		SBA Communications Corporation			506,365
2,602		Sun Communities, Inc.			347,757
					2,894,481

		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $6,060,881)			5,796,703

		EXCHANGE-TRADED FUND - 2.2%
		EQUITY FUND - 2.2%
153,270		ProShares Short QQQ (Cost - $1,455,114)			1,453,000

Principal			Rate (%)	Maturity
		LOANS - 5.9%
$ 1,500,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC (Series 38) (a)(e)	15.24	6/29/2024	1,500,000
2,555,556		Icon Ark GP, LLC (a)(d)(e)	8.00	3/31/2025	2,321,437
		TOTAL LOANS (Cost - $3,800,000)			3,821,437

		SHORT-TERM INVESTMENTS - 10.8%
		U.S. TREASURY SECURITIES - 9.6%
711,000		U.S. Treasury Bill	5.14	2/13/2024	706,621
1,013,000		U.S. Treasury Bill	5.12	2/15/2024	1,006,511
1,015,000		U.S. Treasury Bill	5.21	2/27/2024	1,006,660
1,013,000		U.S. Treasury Bill	5.15	3/5/2024	1,003,787
506,000		U.S. Treasury Bill	5.17	3/7/2024	501,244
1,012,000		U.S. Treasury Bill	5.17	3/14/2024	1,001,498
1,015,000		U.S. Treasury Bill	5.19	3/21/2024	1,003,436
					6,229,757

Shares
		MONEY MARKET FUND - 1.2%
781,410		Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 5.22% (g)			781,410

		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,010,348)			7,011,167

		TOTAL INVESTMENTS - 99.2% (Cost $62,878,108)			$ 64,263,030
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			493,822
		NET ASSETS - 100.0%			$ 64,756,852

BDC	-	Business Development Company
LLC	-	Limited Liability Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.
(c)	Non-income producing security.
(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 33.03% of Net Assets. The total value of these securities is $21,390,891.
(e)	Level 3 security fair valued using significant unobservable inputs.
(f)	Investment in affiliate.
(g)	Represents seven day yield as of December 31, 2023.